Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles for interim financial information and the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by United States generally accepted accounting principles. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.  For further information, refer to the condensed consolidated financial statements and footnotes thereto included in the Company’s Form 10-K for the year ended December 31, 2011 filed with the Securities and Exchange Commission on March 30, 2012.

2. Basis of Presentation

As a result of the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode and the closing of International Strategies, the Consolidated Balance Sheets as of December 31, 2011 and 2010, the Consolidated Statements of Operations for the years ended December 31, 2011 and 2010 and the Consolidated Statement of Cash Flows for the years ended December 31, 2011 and 2010, present the results and accounts of these business units as discontinued operations. All prior periods presented in the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows discussed herein have been restated to conform to such presentation.

Prior to the Company’s sales of SafirRosetti and entry into agreements to sell Preparedness Services, Fraud and SIU Services and Bode, the Company reported its operating results in three financial reporting segments: Preparedness Services; Fraud and SIU Services; and Security Consulting and Investigations (which was re-named Forensic DNA Solutions and Products following the sale of SafirRosetti). The Preparedness Services segment consisted of the operations of Preparedness Services, which provided emergency response plans for disaster mitigation, continuity of operations and other emergency management issues for governments, corporations and individuals. The Fraud and SIU Services segment consisted of the operations of Fraud and SIU Services and the International Strategies business unit, which provided multidisciplinary, international risk management and business solutions. The Security Consulting and Investigations segment consisted of the operations of SafirRosetti and Bode, which provided forensic DNA analysis services. As a result of the sale of SafirRosetti and the entry into agreements to sell Preparedness Services and Fraud and SIU Services as of June 30, 2010, the Company determined to cease reporting its operating results in separate segments.